Schedule of Stock Warrants Activity (Details) (Parenthetical) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Sep. 01, 2022	Mar. 30, 2022	Mar. 29, 2022	Jan. 01, 2022	Dec. 31, 2021	Oct. 31, 2021	Mar. 24, 2021
Warrant exercise price							$ 2.75		$ 1.50
Warrant to purchase shares of common stock	21,948,266	21,948,266	166,660		600,000		250,000		2,933,340
Series C Preferred Stock [Member]
Warrant exercise price			$ 0.50			$ 1.50	$ 1.50	$ 2.50
Warrant to purchase shares of common stock							400,000	1,750,936
Series A Preferred Stock [Member]
Warrant exercise price									$ 0.175
Debt instrument, convertible, conversion price									$ 0.175
Series A Preferred Stock [Member] | Minimum [Member]
Warrant to purchase shares of common stock									10,000,000
Series A Preferred Stock [Member] | Maximum [Member]
Warrant to purchase shares of common stock									14,285,714
Series B And Series C Preferred Stock holders [Member] | Support Aggreement [Member]
Warrant exercise price				$ 0.50
16 Warrant [Member]
Warrant exercise price						1.50
16 Warrant [Member] | 16 Warrant Holders [Member]
Warrant exercise price						1.50
Common Stock [Member]
Warrant exercise price						$ 1.50				$ 1.00
Debt instrument, convertible, conversion price	$ 0.175	$ 0.175
Warrant to purchase shares of common stock										300,000